Share-based payments - Expense and weighted average narrative (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2014
Share-based payment plans
Return dividend	0.00%			0.00%
Expense for equity-settled share-based payment Materialise	€ 47	€ 0	€ 41
Expense for cash-settled shared-based payment Materialise	€ 9	€ 140	€ (874)
Weighted-average fair value of warrants outstanding	€ 3.19	€ 3.41	€ 3.39
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period	€ 5.39	€ 8.12	€ 8.07
Cash settled liability share options granted	€ 0	€ 9	€ 147
Intrinsic-value cash-settled warrants	€ 0	€ 9	€ 147